RIGHT OF USE ASSETS AND LEASES	12 Months Ended
Jun. 30, 2021
Right of use assets and leases [abstract]
Right of assets and leases
10

RIGHT OF USE ASSETS AND LEASES
ACCOUNTING JUDGEMENTS
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract
must

also

be

enforceable.
To
assess

whether

a

contract

conveys

the

right

to

control

the

use

of

an

identified

asset,

requires
judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•

the contract involves the use of an identified asset;
•

the Group has the right to obtain substantially

all the economic benefits from use of the asset

throughout the period of use; and
•

the Group has the right to direct the use of the asset.
At

inception

or on

reassessment

of a

contract

that contains

a

lease component,

the

Group allocates

the consideration

in

the
contract to each lease component on the

basis of their relevant stand-alone prices. However,

for the lease of land and buildings
in which

it is

a lessee,

the Group

has elected

not to

separate non-lease

components and

account for

the lease

and non-lease
component as a single lease component.
Some property leases contain

options to renew under

the contract. Judgement is

applied in whether the

renewable option periods
must be included in the lease term i.e. it is reasonably certain that the options to renew will be exercised. In applying judgement, the

Group

also

considers

whether

the

lease

term

is

commensurate

with

estimated

future

mine

plans

requirements

and
environmental rehabilitation obligations associated with the property post reclamation.
ACCOUNTING POLICIES
Right of use asset
The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments

made at

or before

the commencement

date, plus

any initial

direct costs

incurred

and an

estimate of

costs to
dismantle and

remove the

underlying asset

or to

restore the

underlying asset

or the

site on

which it

is located,

less any

lease
incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.

The right of

use asset is

subsequently depreciated using

the straightline method

from the commencement

date to the

earlier of
the end of the useful life of the right of use asset or the end of the lease term. The right of use asset carrying value is allocated to the CGU it belongs to

and the CGU is reviewed at

each reporting date to determine

whether there is any indication

of impairment.
The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease liability
The lease liability

is initially measured

at the present

value of the

outstanding lease payments

at commencement date

over the
lease

term,

discounted

using

the

interest

rate

implicit

in

the

lease

or

if

that

rate

is

undeterminable,

the

Group’s

incremental
borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying

asset
including optional periods when the Group is reasonably certain to exercise an option to extend a lease.

Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the
index

or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain
to exercise.
The lease liability is measured using the effective interest rate method. The Group re-measures the lease liability when the lease contract is modified and

this does not give

rise to modification accounting,

when the lease term

has been changed or

when the
lease payments have

changed as a

result of a change

in an index

or rate or a

change in the

assessment of a purchase

option.
Upon remeasurement, a corresponding adjustment is

made to the carrying

amount of the right of

use asset or is recorded

in profit
or loss if the carrying amount of the right of use asset has been reduced to zero.

Right of use assets

are presented in “property, plant and

equipment” and lease liabilities

are separately disclosed

in the statement
of financial position.

Short term leases and leases of low value assets
The Group has elected not to recognise right

of use assets and lease liabilities for short-term

leases of machinery and equipment
that have a lease term of 12 months

or less and leases of low value assets

which include IT equipment, security equipment and
administration equipment.
10.1

RIGHT OF USE ASSETS
Included in property, plant and equipment are the following leased assets:
Amounts in R million Note
Mine plant
facilities and
equipment
Mine property
and
development Total
June 30, 2021
Cost 26.8 47.3 74.1
Opening balance 11.1 45.0 56.1
Additions 16.7 - 16.7
Lease modifications - 2.3 2.3
Lease derecognitions (1.0) - (1.0)
Accumulated depreciation (6.2) (18.8) (25.0)
Opening balance (2.9) (8.3) (11.2)
Depreciation (4.3) (10.5) (14.8)
Lease derecognitions 1.0 - 1.0
Carrying value 20.6 28.5 49.1
June 30, 2020
Cost 11.1 45.0 56.1
Impact of adopting IFRS 16 on July 1, 2019
Right-of-use assets recognised on July 1, 2019 7.5 23.4 30.9
Transfers and other movements

1
26.5 - 26.5
Additions 3.8 14.2 18.0
Lease modifications - 7.5 7.5
Lease derecognitions (26.7) (0.1) (26.8)
Accumulated depreciation (2.9) (8.3) (11.2)
Impact of adopting IFRS 16 on July 1, 2019
Transfers and other movements

1
(15.9) - (15.9)
Depreciation 5.1 (4.9) (8.3) (13.2)
Lease derecognitions 17.9 - 17.9
Carrying value 8.2 36.7 44.9
1

Relates to contracts previously classified as leases

under IAS 17 and presented as property, plant and equipment which the Group has
reassessed as right-of-use assets upon adoption

of IFRS 16 as of July 1, 2019
10.2

LEASE LIABILITIES
Amounts in R million Note 2021 2020
Reconciliation of the lease liabilities balance:
Balance at the beginning of the year 47.1 11.0
Impact of adopting IFRS 16 on July 1, 2019 9 - 30.9
New leases 9 16.7 18.0
Lease modifications 2.3 7.5
Leases derecognised - (8.9)
Interest charge on lease liabilities 7 4.5 5.1
Repayment of lease liabilities (11.6) (11.4)
Interest repaid (4.2) (5.1)
Balance at the end of the year 54.8 47.1
Current portion of lease liabilities (16.9) (10.1)
Non-current lease liabilities 37.9 37.0
Maturity analysis of undiscounted contractual cash flows:
Less than a year (20.5) (13.0)
One to five years (42.0) (37.0)
More than 5 years (1.3) (9.0)
Total

undiscounted lease liabilities at the end of the year
(63.8) (59.0)
Lease payments not recognised as a liability but expensed during the year:
Short-term leases (1.4) (2.4)
Leases of low value assets

(7.7) (5.0)
Cash flows included in cash generated from operating activities (9.1) (7.4)